Note 5 - CMBS Trusts - Schedule of Geographies and Property Types of Collateral Underlying the CMBS Trusts as Percentage of Collateral Unpaid Principal Balance (Details) - Variable Interest Entity, Primary Beneficiary [Member]
Sep. 30, 2020
Percentage of Collateral Unpaid Principal Balance	100.00%
Multifamily [Member]
Percentage of Collateral Unpaid Principal Balance	98.32%
Manufactured Housing [Member]
Percentage of Collateral Unpaid Principal Balance	1.68%
FLORIDA
Percentage of Collateral Unpaid Principal Balance	16.59%
TEXAS
Percentage of Collateral Unpaid Principal Balance	15.13%
ARIZONA
Percentage of Collateral Unpaid Principal Balance	11.96%
CALIFORNIA
Percentage of Collateral Unpaid Principal Balance	8.14%
GEORGIA
Percentage of Collateral Unpaid Principal Balance	7.81%
WASHINGTON
Percentage of Collateral Unpaid Principal Balance	5.79%
NEVADA
Percentage of Collateral Unpaid Principal Balance	4.55%
NEW JERSEY
Percentage of Collateral Unpaid Principal Balance	3.69%
NEW YORK
Percentage of Collateral Unpaid Principal Balance	2.98%
PENNSYLVANIA
Percentage of Collateral Unpaid Principal Balance	2.94%
INDIANA
Percentage of Collateral Unpaid Principal Balance	2.16%
COLORADO
Percentage of Collateral Unpaid Principal Balance	2.02%
VIRGINIA
Percentage of Collateral Unpaid Principal Balance	1.90%
OHIO
Percentage of Collateral Unpaid Principal Balance	1.80%
NORTH CAROLINA
Percentage of Collateral Unpaid Principal Balance	1.77%
TENNESSEE
Percentage of Collateral Unpaid Principal Balance	1.29%
UTAH
Percentage of Collateral Unpaid Principal Balance	1.19%
MARYLAND
Percentage of Collateral Unpaid Principal Balance	1.18%
MISSOURI
Percentage of Collateral Unpaid Principal Balance	1.07%
SOUTH CAROLINA
Percentage of Collateral Unpaid Principal Balance	0.96%
LOUISIANA
Percentage of Collateral Unpaid Principal Balance	0.88%
OKLAHOMA
Percentage of Collateral Unpaid Principal Balance	0.75%
OREGON
Percentage of Collateral Unpaid Principal Balance	0.73%
DISTRICT OF COLUMBIA
Percentage of Collateral Unpaid Principal Balance	0.48%
KANSAS
Percentage of Collateral Unpaid Principal Balance	0.47%
ILLINOIS
Percentage of Collateral Unpaid Principal Balance	0.31%
IOWA
Percentage of Collateral Unpaid Principal Balance	0.30%
KENTUCKY
Percentage of Collateral Unpaid Principal Balance	0.26%
ALABAMA
Percentage of Collateral Unpaid Principal Balance	0.24%
CONNECTICUT
Percentage of Collateral Unpaid Principal Balance	0.15%
MINNESOTA
Percentage of Collateral Unpaid Principal Balance	0.14%
MISSISSIPPI
Percentage of Collateral Unpaid Principal Balance	0.14%
WYOMING
Percentage of Collateral Unpaid Principal Balance	0.10%
NEBRASKA
Percentage of Collateral Unpaid Principal Balance	0.08%
WISCONSIN
Percentage of Collateral Unpaid Principal Balance	0.06%